Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Accounts receivable, non-trade	$ 10,688	$ 7,883
Accounts receivable, related party balance	$ 2,444	$ 57,062
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	100,784,683	100,435,210
Common stock, share issued (in shares)	100,784,683	100,435,210